Income Tax Provision - Income tax provision (Details)	2 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Income Taxes
Federal statutory income tax rate	3400.00%	3400.00%	3400.00%
Change in valuation allowance on net operating loss carry-forwards	(3400.00%)
Effective income tax rate	0.00%	0.00%	3400.00%